Deconsolidation of and Retained Noncontrolling Investment in IAHGames at Fair Value and Recognized Gain (Parenthetical) (Detail) (Infocomm Asia Holdings Pte Ltd)	0 Months Ended
Aug. 15, 2012
Infocomm Asia Holdings Pte Ltd
Divestitures [Line Items]
Percentage of retained noncontrolling interest	20.00%